Schedule II - Valuation And Qualifying Accounts And Reserves	12 Months Ended
Dec. 31, 2016
Valuation and Qualifying Accounts [Abstract]
Schedule II - Valuation And Qualifying Accounts And Reserves

IPALCO ENTERPRISES, INC. and SUBSIDIARIES
Valuation and Qualifying Accounts and Reserves
Years ended December 31, 2016, 2015 and 2014
(In Thousands)
Column A – Description	Column B	Column C – Additions		Column D – Deductions	Column E
	Balance at Beginning of Period	Charged to Income	Charged to Other Accounts	Net Write-offs	Balance at End of Period
Year ended December 31, 2016
Accumulated Provisions Deducted from
Assets – Doubtful Accounts	$2,498	$4,122	$—	$4,255	$2,365
Year ended December 31, 2015
Accumulated Provisions Deducted from
Assets – Doubtful Accounts	$2,076	$4,273	$—	$3,851	$2,498
Year ended December 31, 2014
Accumulated Provisions Deducted from
Assets –Doubtful Accounts	$1,982	$4,852	$—	$4,758	$2,076

INDIANAPOLIS POWER & LIGHT COMPANY and SUBSIDIARY
Valuation and Qualifying Accounts and Reserves
Years ended December 31, 2016, 2015 and 2014
(In Thousands)
Column A – Description	Column B	Column C – Additions		Column D – Deductions	Column E
	Balance at Beginning of Period	Charged to Income	Charged to Other Accounts	Net Write-offs	Balance at End of Period
Year ended December 31, 2016
Accumulated Provisions Deducted from
Assets – Doubtful Accounts	$2,498	$4,122	$—	$4,255	$2,365
Year ended December 31, 2015
Accumulated Provisions Deducted from
Assets – Doubtful Accounts	$2,076	$4,273	$—	$3,851	$2,498
Year ended December 31, 2014
Accumulated Provisions Deducted from
Assets –Doubtful Accounts	$1,982	$4,852	$—	$4,758	$2,076